KP INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES - KP INTERNATIONAL EQUITY FUND	Apr. 20, 2017
Prospectus [Line Items]
Supplement [Text Block]

THE KP FUNDS

KP INTERNATIONAL EQUITY FUND (THE "FUND")

SUPPLEMENT DATED APRIL 20, 2017 TO THE PROSPECTUS
DATED MAY 1, 2016, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

SSGA Funds Management, Inc. ("SSGA FM"), an existing sub-adviser of the Fund, now manages an additional mandate for the Fund. In addition, Sprucegrove Investment Management Ltd. ("Sprucegrove") now serves as an investment sub-adviser of the Fund pursuant to a new investment sub-advisory agreement between Callan Associates, Inc., the investment adviser of the Fund, and Sprucegrove. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. The last sentence of the third paragraph on page 22 is deleted and replaced with the following: "Each of the six Sub-strategies is described below:"

2. The following disclosure is added after the second paragraph on page 23 and before the first full paragraph on page 56:

PASSIVE INTERNATIONAL SMALL CAP EQUITY: SSGA FM manages the portion of the Fund's assets allocated to the Passive International Small Cap Equity Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the MSCI Europe, Australasia, Far East Small Cap Index (the "MSCI EAFE Small Cap Index"). The MSCI EAFE Small Cap Index is a free float-adjusted equity index which captures small cap representation across 21 developed market countries around the world, excluding the U.S. and Canada.

Under normal circumstances, SSGA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities of companies included in the MSCI EAFE Small Cap Index, including depositary receipts or U.S. listed shares of such companies, and futures contracts that are designed to track indices similar to the MSCI EAFE Small Cap Index.

SSGA FM seeks to replicate the returns of the MSCI EAFE Small Cap Index by investing in the constituent securities of the MSCI EAFE Small Cap Index in approximately their MSCI EAFE Small Cap Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSGA FM may purchase a sample of stocks in the MSCI EAFE Small Cap Index in proportions expected to replicate generally the performance of the MSCI EAFE Small Cap Index as a whole. In addition, from time to time, stocks are added to or removed from the MSCI EAFE Small Cap Index.

SSGA FM may sell stocks that are represented in the MSCI EAFE Small Cap Index, or purchase stocks that are not yet represented in the MSCI EAFE Small Cap Index, in anticipation of their removal from or addition to the MSCI EAFE Small Cap Index. SSGA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the MSCI EAFE Small Cap Index. SSGA FM might do so in order to increase the Fund's investment exposure pending investment of cash in the stocks comprising the MSCI EAFE Small Cap Index. Alternatively, SSGA FM might use futures to reduce its investment exposure to the MSCI EAFE

Small Cap Index in situations where it intends to sell a portion of the stocks in the Fund's portfolio but the sale has not yet been completed. SSGA FM may also enter into forward foreign currency exchange contracts in an attempt to match the MSCI EAFE Small Cap Index's currency exposures.

3. The following disclosure is added after the fourth paragraph on pages 24 and 57:

ACTIVE INTERNATIONAL EQUITY #3:  Sprucegrove Investment Management Ltd. ("Sprucegrove") manages the portion of the Fund's assets allocated to the Active International Equity #3 Sub-strategy. The primary objective for the Sub-strategy is to generate a rate of return that exceeds that of the MSCI EAFE Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 21 developed market countries.  It is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Under normal circumstances, Sprucegrove will seek to invest the Sub-strategy's assets in a diversified portfolio of common stocks of foreign companies, including companies in emerging markets, that Sprucegrove believes have the potential for long-term capital appreciation.

In selecting investments for the Sub-strategy, Sprucegrove emphasizes a "value" investment style, investing in companies that Sprucegrove believes have a history of above average financial performance, secure financial position, reputable management, and growth opportunity in terms of sales, earnings, and share price. Sprucegrove selects individual securities using a bottom-up, research driven approach.  Country and sector allocation result from Sprucegrove's stock-selection process.

Sprucegrove considers selling a security when its price has appreciated above what Sprucegrove believes the security is worth or when the company's quality has deteriorated according to Sprucegrove's assessment.

4. The following disclosure is added to the Fund's "Investment Sub-Advisers and Portfolio Managers" section on page 30 following the disclosure related to MFS Investment Management:

SPRUCEGROVE INVESTMENT MANAGEMENT LTD.

Shirley Woo, Director and Co-Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017.

Arjun Kumar, Director and Co-Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017.

Erik Parnoja, Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017.

Craig Merrigan, Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017.

5. The disclosure under the sub-heading "SSGA Funds Management, Inc." on page 30 is deleted and replaced with the following:

Dwayne Hancock, CFA, Vice President and Senior Portfolio Manager in the Global Equity Beta Solutions Group, has managed the portion of the Fund's assets allocated to SSGA FM for the Fund's Passive International Equity Sub-strategy since the Fund's inception in 2014 and for the Fund's Passive International Small Cap Equity Sub-strategy since 2017.

Karl Schneider, CAIA, Managing Director and Deputy Head of Global Equity Beta Solutions in the Americas, has managed the portion of the Fund's assets allocated to SSGA FM for the Fund's Passive International Equity Sub-strategy since 2016.

John Law, CFA, Vice President and a Senior Portfolio Manager in the Global Equity Beta Solutions Group, has managed the portion of the Fund's assets allocated to SSGA FM for the Fund's Passive International Small Cap Equity Sub-strategy since 2017.

Michael Feehily, CFA, Senior Managing Director and the Head of Global Equity Beta Solutions in the Americas, has managed the portion of the Fund's assets allocated to SSGA FM for the Fund's Passive International Equity Sub-strategy since the Fund's inception in 2014 and for the Fund's Passive International Small Cap Equity Sub-strategy since 2017.

6. The second paragraph on page 55 is deleted in its entirety and replaced with the following:

As of the date of this prospectus, the International Fund employs the following five sub-advisers to manage separate Sub-strategies that, in the Adviser's view, complement the other Sub-strategies: SSGA Funds Management, Inc. ("SSGA FM"), MFS Investment Management ("MFS"), Marathon Asset Management LLP ("Marathon-London"), Acadian Asset Management LLC ("Acadian"), and Sprucegrove Investment Management Ltd. ("Sprucegrove"). The Adviser seeks, through its allocation among Sub-strategies, to outperform the International Fund's benchmark with a similar level of risk. Each of the six Sub-strategies is described below:

7. The following is added as a new last sentence to the second paragraph under the heading "Sub-Advisers and Portfolio Managers" on page 78:

A discussion regarding the basis of the Board's approval of the investment sub-advisory agreement between the Adviser and Sprucegrove will be available in the Funds' Semi-Annual Report dated June 30, 2017, which will cover the period from January 1, 2017 through June 30, 2017.

8. The following disclosure is added to the Fund's "Investment Sub-Advisers and Portfolio Managers" section on page 86 following the disclosure related to MFS Investment Management:

SPRUCEGROVE INVESTMENT MANAGEMENT LTD., 181 University Ave., Suite 1300, Toronto, ON, M5H 3M7, Canada, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of December 31, 2016, Sprucegrove had approximately $15 billion in assets under management.

PORTFOLIO MANAGERS

Shirley Woo, Director and Co-Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017. Ms. Woo has been with Sprucegrove since 1993.

Arjun Kumar, Director and Co-Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017. Mr. Kumar has been with Sprucegrove since 2002.

Erik Parnoja, Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017. Mr. Parnoja has been with Sprucegrove since 1995.

Craig Merrigan, Portfolio Manager, has managed the portion of the Fund's assets allocated to Sprucegrove since 2017. Mr. Merrigan has been with Sprucegrove since 1998.

9. The disclosure under the sub-heading "SSGA Funds Management, Inc." on pages 86 and 87 is deleted and replaced with the following:

SSGA FUNDS MANAGEMENT, INC., State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund.  As of December 31, 2015, SSGA FM had approximately $384.95 billion in assets under management.

PORTFOLIO MANAGERS

Dwayne Hancock, CFA, is a Vice President of SSGA and a Senior Portfolio Manager in the firm's Global Equity Beta Solutions (GEBS) Group. Within this group, he is currently the strategy leader for the group's non-U.S. passive products. Prior to taking on this responsibility, Mr. Hancock was the ETF product specialist for the GEBS group. He is also a member of the SSGA Valuation Committee. Mr. Hancock currently manages a varied mix of funds with both domestic and international strategies, which include separate accounts, commingled funds, mutual funds and ETFs. Additionally, he has played a primary role in determining trading strategies for significant benchmark changes such as the annual Russell indices reconstitution. Mr. Hancock joined SSGA in 1996 and became part of the GEBS portfolio management team in 1998. Prior to this, he worked in the firm's Passive International Equity Operations department as a senior analyst. He has been working in the investment management field since 1994. Mr. Hancock holds a Master of Business Administration from the Carroll School of School of Management at Boston College and a Bachelor of Science in Business Administration from Framingham State College. He also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Karl Schneider, CAIA, is a Managing Director of SSGA and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group's passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS group, Mr. Schneider worked as a portfolio manager in SSGA's Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

John Law, CFA, is a Vice President of SSGA and a Senior Portfolio Manager in the firm's Global Equity Beta Solutions (GEBS) Group. Mr. Law joined SSGA in 2016. Previously, Mr. Law worked at Dimensional Fund Advisors as a Portfolio Manager on the international equities desk, where he oversaw the international small cap strategy and served as Global Process Lead for foreign exchange. Prior experience also includes mortgage banking, having worked at IndyMac Bank issuing mortgage backed securities, and investment banking, with Credit Suisse First Boston. Mr. Law has a Master of Business Administration from the University of Chicago Booth School of Business, where he was a Siebel Scholar, and Master's and Bachelor's degrees from Cambridge University and Princeton University, respectively. He also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm's Trade Management Oversight Committee and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, LLC, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and CFA Society Boston, Inc. He is also a former member of the Russell Index Client Advisory Board.

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. KPF-SK-021-0100